Pension and other post-employment benefits - Schedule of changes in present value of defined benefit obligation and other post-employment benefits (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Current service cost	€ 34	€ 34	€ 29
Interest cost	(6)	(4)	(4)
Remeasurements: Actuarial gains and losses arising from changes in demographic assumptions	0	5
Remeasurements: Actuarial gains and losses arising from changes in financial assumptions	882	122
Past service cost			2
Effect of curtailment or settlement		(2)
Defined benefit obligation
Disclosure of defined benefit plans [line items]
Opening balance	3,115	3,208
Current service cost	33	33
Interest cost	46	31
Remeasurements: Actuarial gains and losses arising from changes in demographic assumptions		(5)
Remeasurements: Actuarial gains and losses arising from changes in financial assumptions		(122)
Participants contributions	3	1
Benefits paid	(129)	(141)
Exchange rate differences	(26)	109
Closing balance	2,159	3,115	3,208
Other post-employment benefits
Disclosure of defined benefit plans [line items]
Opening balance	72	83
Current service cost	1	1
Interest cost	1	2
Remeasurements: Actuarial gains and losses arising from changes in financial assumptions	(45)	(16)
Participants contributions		1
Benefits paid	(1)	(1)
Past service cost	(1)
Effect of curtailment or settlement		(2)
Exchange rate differences	5	4
Closing balance	€ 29	€ 72	€ 83